Vanguard® International Dividend Growth Fund
Schedule of Investments (unaudited)
As of January 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Common Stocks (98.5%)
Canada (7.0%)
Intact Financial Corp.	20,091	3,569
Canadian National Railway Co.	30,798	3,217
		6,786
Finland (2.6%)
Kone OYJ Class B	49,123	2,543
France (11.8%)
Capgemini SE	18,931	3,440
Schneider Electric SE	10,215	2,591
AXA SA	61,315	2,326
Vinci SA	18,284	1,978
LVMH Moet Hennessy Louis Vuitton SE	1,528	1,118
		11,453
Germany (6.7%)
Merck KGaA	22,175	3,347
Symrise AG	31,475	3,223
		6,570
Hong Kong (2.2%)
AIA Group Ltd.	298,029	2,095
Japan (16.2%)
Keyence Corp.	7,194	3,098
Hoya Corp.	22,851	3,069
Chugai Pharmaceutical Co. Ltd.	65,280	2,815
Kao Corp.	65,551	2,599
KDDI Corp.	64,225	2,140
Astellas Pharma Inc.	110,198	1,068
Sony Group Corp.	45,320	1,000
		15,789
Netherlands (4.9%)
Heineken NV	39,867	2,770
ASML Holding NV	2,698	1,996
		4,766
Spain (4.7%)
Industria de Diseno Textil SA	45,461	2,468
Iberdrola SA (XMAD)	152,148	2,150
		4,618
Sweden (2.7%)
Assa Abloy AB Class B	85,563	2,621
Switzerland (13.9%)
Sika AG (Registered)	11,381	2,890
Chocoladefabriken Lindt & Spruengli AG	249	2,860
Roche Holding AG	8,950	2,814
Nestle SA (Registered)	29,666	2,520
Novartis AG (Registered)	23,255	2,434
		13,518
United Kingdom (22.5%)
Experian plc	68,848	3,392
Unilever plc	50,895	2,913
Compass Group plc	84,151	2,899
Diageo plc	92,438	2,754
AstraZeneca plc	18,356	2,577
Reckitt Benckiser Group plc	31,852	2,106
BAE Systems plc	135,859	2,054
Shell plc (XLON)	37,485	1,231
Smith & Nephew plc	93,233	1,182

Vanguard® International Dividend Growth Fund
		Shares	Market Value ($000)
	Prudential plc (XLON)	104,991	874
			21,982
United States (3.3%)
	Linde plc	7,286	3,250
Total Common Stocks (Cost $94,123)			95,991
Temporary Cash Investments (1.2%)
Money Market Fund (1.2%)
[1]	Vanguard Market Liquidity Fund, 4.371% (Cost $1,165)	11,656	1,166
Total Investments (99.7%) (Cost $95,288)			97,157
Other Assets and Liabilities—Net (0.3%)			339
Net Assets (100%)			97,496
Cost is in $000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of January 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	10,036	—	—	10,036
Common Stocks—Other	—	85,955	—	85,955
Temporary Cash Investments	1,166	—	—	1,166
Total	11,202	85,955	—	97,157